CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
OPERATING ACTIVITIES
Net income	$ 50,029	$ 38,020	$ 98,505	$ 74,264
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	1,586	1,501	3,073	2,951
Amortization of intangible assets	18,072	20,504	35,336	39,618
Stock-based compensation expense (Note 17)	7,772	4,453	14,769	8,819
Other non-cash operating activities	(56)	162	93	128
Deferred tax expense	62	5,796	302	5,225
Changes in operating assets and liabilities (Note 21)	3,797	(7,100)	4,328	(14,066)
Cash provided by operating activities	81,262	63,336	156,406	116,939
INVESTING ACTIVITIES
Additions to property and equipment	(1,990)	(1,240)	(4,570)	(3,102)
Acquisition of subsidiaries, net of cash acquired (Note 3)	(29,451)	(2,277)	(59,174)	(114,604)
Cash used in investing activities	(31,441)	(3,517)	(63,744)	(117,706)
FINANCING ACTIVITIES
Payment of debt issuance costs				(38)
Repurchase of common shares for cash, including purchasing costs (Note 15)	(24,330)		(45,110)
Issuance of common shares for cash, net of issuance costs (Note 15)	329	4,808	3,837	8,366
Payment of withholding taxes on net share settlements			(4,538)	(6,487)
Payment of contingent consideration		(1,170)		(1,170)
Cash provided by (used in) financing activities	(24,001)	3,638	(45,811)	671
Effect of foreign exchange rate changes on cash	(1,741)	764	(2,320)	4,590
Increase in cash	24,079	64,221	44,531	4,494
Cash, beginning of period	376,978	176,411	356,526	236,138
Cash, end of period	401,057	240,632	401,057	240,632
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes	$ 23,035	$ 12,141	$ 36,117	$ 23,141